Net financial result (Details) - EUR (€)	3 Months Ended		6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2021
Net financial result
Interest income	€ 82,401	€ 35,622	€ 110,362	€ 58,584
Interest Expenses	(2,243)	(305)	(22,102)	(2,885)
Interest on lease liabilities	(5,702)	(2,745)	(10,429)	(3,849)
Net financial result	€ 74,456	€ 32,572	€ 77,831	€ 51,850